Financial instruments - Unsecured Obligations, Non-Current (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial instruments [Line Items]
Notional amount	$ 313,107	$ 50,707
Bond issuance costs	(5,336)	(3,708)
Unsecured obligations
Financial instruments [Line Items]
Notional amount	3,502,235	2,948,462
Carrying amount	3,502,235	2,948,462
Bond issuance costs	(52,776)	(38,977)
Total	3,449,459	2,909,485
Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	250,000
Carrying amount	0	250,000
Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	3,502,235	2,698,462
Carrying amount	$ 3,502,235	$ 2,698,462
Single Series Bond, ThUS$250,000
Financial instruments [Line Items]
Effective rate	0.39%	0.80%
Nominal rate	4.38%	4.38%
Notional amount	$ 254,648	$ 4,648
Bond issuance costs	$ (36)	$ (433)
Single Series Bond, ThUS$250,000 | Unsecured obligations
Financial instruments [Line Items]
Effective rate	4.14%	4.24%
Nominal rate	4.25%	4.38%
Notional amount	$ 450,000	$ 250,000
Carrying amount	450,000	250,000
Bond issuance costs	(2,313)	(36)
Total	447,687	249,964
Single Series Bond, ThUS$250,000 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	250,000
Carrying amount	0	250,000
Single Series Bond, ThUS$250,000 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$250,000 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$250,000 | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$250,000 | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	450,000	0
Carrying amount	$ 450,000	$ 0
Single Series Bond, ThUS$450,000
Financial instruments [Line Items]
Effective rate	1.98%	2.39%
Nominal rate	4.25%	4.25%
Notional amount	$ 2,869	$ 2,869
Bond issuance costs	$ (677)	$ (677)
Single Series Bond, ThUS$450,000 | Unsecured obligations
Financial instruments [Line Items]
Effective rate	4.23%	4.14%
Nominal rate	4.25%	4.25%
Notional amount	$ 400,000	$ 450,000
Carrying amount	400,000	450,000
Bond issuance costs	(5,644)	(2,991)
Total	394,356	447,009
Single Series Bond, ThUS$450,000 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$450,000 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$450,000 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$450,000 | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$450,000 | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	400,000	450,000
Carrying amount	$ 400,000	$ 450,000
Single Series Bond, ThUS$400,000
Financial instruments [Line Items]
Effective rate	3.43%	3.62%
Nominal rate	4.25%	4.25%
Notional amount	$ 7,508	$ 7,508
Bond issuance costs	$ (235)	$ (235)
Single Series Bond, ThUS$400,000 | Unsecured obligations
Financial instruments [Line Items]
Effective rate	3.45%	4.23%
Nominal rate	3.50%	4.25%
Notional amount	$ 700,000	$ 400,000
Carrying amount	700,000	400,000
Bond issuance costs	(14,232)	(5,879)
Total	685,768	394,121
Single Series Bond, ThUS$400,000 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$400,000 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$400,000 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$400,000 | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$400,000 | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	700,000	400,000
Carrying amount	$ 700,000	$ 400,000
Single Series Bond, ThUS$700,000
Financial instruments [Line Items]
Effective rate	3.14%	3.30%
Nominal rate	3.50%	3.50%
Notional amount	$ 7,554	$ 7,554
Bond issuance costs	$ (555)	$ (555)
Single Series Bond, ThUS$700,000 | Unsecured obligations
Financial instruments [Line Items]
Effective rate	6.89%	3.45%
Nominal rate	6.50%	3.50%
Notional amount	$ 750,000	$ 700,000
Carrying amount	750,000	700,000
Bond issuance costs	(12,590)	(14,787)
Total	737,410	685,213
Single Series Bond, ThUS$700,000 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$700,000 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$700,000 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$700,000 | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$700,000 | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	750,000	700,000
Carrying amount	$ 750,000	$ 700,000
Single Series Bond, ThUS$750,000
Financial instruments [Line Items]
Effective rate	6.02%	6.89%
Nominal rate	6.50%	6.50%
Notional amount	$ 7,313	$ 7,312
Bond issuance costs	$ (1,611)	$ (1,521)
Single Series Bond, ThUS$750,000 | Unsecured obligations
Financial instruments [Line Items]
Effective rate	5.86%	6.89%
Nominal rate	5.50%	6.50%
Notional amount	$ 850,000	$ 750,000
Carrying amount	850,000	750,000
Bond issuance costs	(16,433)	(13,437)
Total	833,567	736,563
Single Series Bond, ThUS$750,000 | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$750,000 | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$750,000 | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$750,000 | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Single Series Bond, ThUS$750,000 | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	850,000	750,000
Carrying amount	$ 850,000	$ 750,000
Series H bonds
Financial instruments [Line Items]
Effective rate	1.55%	1.58%
Nominal rate	4.90%	4.90%
Notional amount	$ 15,844	$ 17,599
Bond issuance costs	$ (172)	$ (172)
Series H bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	4.76%	4.76%
Nominal rate	4.90%	4.90%
Notional amount	$ 63,087	$ 83,887
Carrying amount	63,087	83,887
Bond issuance costs	(689)	(861)
Total	62,398	83,026
Series H bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series H bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series H bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series H bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series H bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	63,087	83,887
Carrying amount	$ 63,087	$ 83,887
Series O bonds
Financial instruments [Line Items]
Effective rate	1.51%	1.68%
Nominal rate	3.80%	3.80%
Notional amount	$ 907	$ 987
Bond issuance costs	$ (81)	$ (82)
Series O bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	3.69%	3.69%
Nominal rate	3.80%	3.80%
Notional amount	$ 57,830	$ 62,915
Carrying amount	57,830	62,915
Bond issuance costs	(578)	(659)
Total	57,252	62,256
Series O bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series O bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	57,830	62,915
Carrying amount	$ 57,830	$ 62,915
Series P bonds
Financial instruments [Line Items]
Effective rate	1.10%	1.41%
Nominal rate	3.25%	3.25%
Notional amount	$ 1,719	$ 1,871
Bond issuance costs	$ (12)	$ (12)
Series P bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	3.24%	3.24%
Nominal rate	3.25%	3.25%
Notional amount	$ 115,659	$ 125,830
Carrying amount	115,659	125,830
Bond issuance costs	(27)	(40)
Total	115,632	125,790
Series P bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series P bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series P bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series P bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series P bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	115,659	125,830
Carrying amount	$ 115,659	$ 125,830
Series Q bonds
Financial instruments [Line Items]
Effective rate	2.23%	2.41%
Nominal rate	3.45%	3.45%
Notional amount	$ 330	$ 359
Bond issuance costs	$ (22)	$ (21)
Series Q bonds | Unsecured obligations
Financial instruments [Line Items]
Effective rate	3.54%	3.54%
Nominal rate	3.45%	3.45%
Notional amount	$ 115,659	$ 125,830
Carrying amount	115,659	125,830
Bond issuance costs	(270)	(287)
Total	115,389	125,543
Series Q bonds | Unsecured obligations | Over 1 year to 2 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 2 years to 3 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 3 years to 4 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 4 years to 5 years
Financial instruments [Line Items]
Notional amount	0	0
Carrying amount	0	0
Series Q bonds | Unsecured obligations | Over 5 years
Financial instruments [Line Items]
Notional amount	115,659	125,830
Carrying amount	$ 115,659	$ 125,830